Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provisions for income taxes consisted of the following for the years ended September 30:

	2012	2011	2010
Currently payable:
United States - Federal	$72.8	$34.0	$67.0
State	6.5	4.6	8.4
Foreign	80.1	79.8	66.3
Total current	159.4	118.4	141.7
Deferred:
United States - Federal	(2.9)	36.4	(7.8)
State	(0.2)	2.4	(0.3)
Foreign	0.2	(12.4)	6.8
Total deferred	(2.9)	26.4	(1.3)
Provision for income taxes	$156.5	$144.8	$140.4

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The source of pre-tax earnings was:

	2012	2011	2010
United States	$178.3	$191.6	$225.5
Foreign	387.1	214.4	317.9
Pre-tax earnings	$565.4	$406.0	$543.4

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes with the amounts computed at the statutory federal income tax rate follows:

	2012		2011		2010
Computed tax at federal statutory rate	$197.9	35.0%	$142.1	35.0%	$190.2	35.0%
State income taxes, net of federal tax benefit	4.1	0.7	4.5	1.1	5.3	1.0
Foreign tax less than the federal rate	(55.6)	(9.8)	(15.9)	(3.9)	(38.9)	(7.2)
Tax benefits - special foreign dividend	—	—	—	—	(23.5)	(4.3)
Adjustments to prior years' tax accruals	(7.0)	(1.2)	(1.7)	(0.4)	(6.1)	(1.1)
Other taxes including repatriation of foreign earnings	16.2	2.9	15.3	3.8	11.0	2.0
Nontaxable share option	(2.0)	(0.4)	0.2	—	(0.2)	(0.1)
Other, net	2.9	0.5	0.3	0.1	2.6	0.5
Total	$156.5	27.7%	$144.8	35.7%	$140.4	25.8%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The deferred tax assets and deferred tax liabilities recorded on the balance sheet at September 30 for the years indicated are as follows and include current and noncurrent amounts:

	2012	2011
Deferred tax liabilities:
Depreciation and property differences	$(101.1)	$(112.9)
Intangible assets	(574.3)	(566.7)
Other tax liabilities	(6.4)	(6.6)
Gross deferred tax liabilities	(681.8)	(686.2)
Deferred tax assets:
Accrued liabilities	105.7	108.1
Deferred and stock-related compensation	103.6	88.7
Tax loss carryforwards and tax credits	13.9	23.1
Intangible assets	17.3	22.1
Postretirement benefits other than pensions	11.6	15.5
Pension plans	155.3	142.1
Inventory differences	31.7	28.5
Other tax assets	6.6	6.1
Gross deferred tax assets	445.7	434.2
Valuation allowance	(11.9)	(12.6)
Net deferred tax liabilities	$(248.0)	$(264.6)

Summary of Income Tax Contingencies [Table Text Block]
Unrecognized tax benefits activity for the years ended September 30, 2012 and 2011 are summarized below:

	2012	2011
Unrecognized tax benefits, beginning of year	$41.2	$48.7
Additions based on current year tax positions and acquisitions	3.3	8.1
Reductions for prior year tax positions	(0.8)	(0.7)
Settlements with taxing authorities/statute expirations	(2.7)	(14.9)
Unrecognized tax benefits, end of year	$41.0	$41.2